Other loss, net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed information of Other Operating Income Expense [Abstract]
Summary of detailed information of other operating income expense

	2025	2024	2023
Other income:
Taxes recoveries	$4,595	3,505	934
Leases recoveries	4,085	11,960	3,634
Other	14,512	3,308	—

Total other income	23,192	18,773	4,568

Other expenses:
Labor and other contingencies (reversal)	(1,588)	6,149	1,040
Net loss from sale of property and equipment/obsolete material	3,551	5,196	4,508
Value added tax non-collectible	37,876	45,926	27,390
Joint Cooperation Agreement, net	10,000	—	—
Contingent Value Rights expense (1)	—	10,000	7,500
Other	—	—	597

Total other expenses	49,839	67,271	41,035

Other loss, net	$26,647	48,498	36,467

(1)
Consideration offered to general unsecured creditors that hold one or more claims classified in Class 3(c) and/or Class 3(d) in connection with Group’s Plan of Reorganization, under its Chapter 11 financial restructuring in 2022.